Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Details) € / shares in Units, € in Thousands	1 Months Ended						12 Months Ended
	Jul. 31, 2020 EUR (€) shares employee € / shares	Feb. 29, 2020 EUR (€) employee shares € / shares	Oct. 31, 2019 EUR (€) employee shares € / shares	Apr. 30, 2019 EUR (€) shares employee € / shares	Jan. 31, 2019 EUR (€) employee shares € / shares	Jan. 31, 2018 EUR (€) shares employee € / shares	Dec. 31, 2020
Disclosure of detailed information of operating income loss [line items]
Performance criteria							Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.•If TRi <=0% no shares granted are acquired •If Tri>100% all the shares granted are acquired •If 0%<TRi<100% shares granted are acquired following the TRi percentage
AGA2016
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares						40,500
Price of underlying share (euro per share)						€ 18.00
Expected dividends						0.00%
Volatility						42.17%
Repo margin						5.00%
Expected term | employee						3
Weighted average share price, share options granted (in euro per share)						€ 20.12
Performance multiple ("PM")						200.00%
Fair value (in thousands of euros) | €						€ 1,145
AGA2017
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares						113,940
Price of underlying share (euro per share)						€ 18.00
Expected dividends						0.00%
Volatility						42.17%
Repo margin						5.00%
Expected term | employee						3
Weighted average share price, share options granted (in euro per share)						€ 20.12
Performance multiple ("PM")						200.00%
Fair value (in thousands of euros) | €						€ 1,145
AGA2018
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares				94,200	36,150
Price of underlying share (euro per share)				€ 7.20	€ 6.38
Expected dividends				0.00%	0.00%
Volatility				36.32%	38.22%
Repo margin				5.00%	5.00%
Expected term | employee				3	3
Weighted average share price, share options granted (in euro per share)				€ 7.52	€ 6.54
Performance multiple ("PM")				200.00%	200.00%
Fair value (in thousands of euros) | €				€ 269	€ 102
AGA2019
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares		50,037	300,941
Price of underlying share (euro per share)		€ 5.51	€ 3.78
Expected dividends		0.00%	0.00%
Volatility		38.55%	38.76%
Repo margin		5.00%	5.00%
Expected term | employee		5	5
Weighted average share price, share options granted (in euro per share)		€ 5.87	€ 4.25
Performance multiple ("PM")		217.00%	300.00%
Fair value (in thousands of euros) | €		€ 133	€ 434
AGA2020
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	250,012
Price of underlying share (euro per share)	€ 6.56
Expected dividends	0.00%
Volatility	42.23%
Repo margin	5.00%
Expected term | employee	5
Weighted average share price, share options granted (in euro per share)	€ 6.88
Performance multiple ("PM")	200.00%
Fair value (in thousands of euros) | €	€ 877